Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000064522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Senior Debt Portfolio
Without Sales Load [Member] | C000064522
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	5.58%	4.97%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%